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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22858

WST Investment Trust
(Exact name of registrant as specified in charter)

150 W. Main Street, Suite 1700 Norfolk, VA	23510-1666
(Address of principal executive offices)	(Zip code)

Patricia M. Plavko, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(866) 515-4626

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.Reports to Stockholders.

WST INVESTMENT TRUST WST ASSET MANAGER – U.S. EQUITY FUND WST ASSET MANAGER – U.S. BOND FUND Semi-Annual Report February 28, 2015 (Unaudited)
Investment Adviser Willbanks, Smith & Thomas Asset Management, LLC 150 W. Main, Suite 1700 Norfolk, VA 23510	Administrator Ultimus Fund Solutions, LLC P.O. Box 46707 Cincinnati, Ohio 45246-0707 1-866-515-4626

WST INVESTMENT TRUST LETTER TO SHAREHOLDERS	April 14, 2015

Dear Shareholder:

Thank you for being a shareholder of WST Asset Manager Funds. We value your investment in the Funds and your trust in our strategies.

The WST Asset Manager – U.S. Equity Fund’s (the “Equity Fund”) investment process is based on WST Asset Manager (“WSTAM”), a proprietary quantitative model designed to make investment decisions and allocate investments among the various primary sectors of the S&P 500® Index (“Sector Investments”), fixed income securities (“Fixed Income Investments”) and gold related securities (“Gold Investments”).

As of February 28, 2015, the Equity Fund had net assets of $16.16 million and they were allocated 86% to Sector Investments, 12% to Fixed Income Investments, 0% to Gold Investments and 2% to money market investments.

The Sector Investments are managed to provide systematic exposures to sectors that share the common characteristic of positive momentum. For example, a sector is considered to have positive momentum if it has performed well in the prior twelve months relative to other sectors in the Fund’s investment universe. The Fund’s Sector Investments universe consists of the nine primary sectors of the S&P 500® Index (i.e. consumer discretionary, consumer staples, energy, financials, health care, industrials, materials, information technology and utilities). The Fund is obtaining exposure to these sectors by its investment in the various Guggenheim Equal Weighted S&P 500 sector ETFs.

During the period beginning August 31, 2014 and ended February 28, 2015, the net asset value per share of the Institutional Class of the Equity Fund rose from $10.68 to $11.15 (adjusted for distributions), for a total return of 5.35%. During this time, the S&P® 500 Index gained 6.12%.

In bull markets, the Fund may be expected to lag the S&P 500® Index to a moderate degree due to an allocation to Fixed Income Investments. During extended market declines, the Fund’s risk controls (i.e., Fixed Income Investments) are intended to help the Fund outperform the S&P 500® Index. This philosophy of seeking market participation but emphasizing risk controls first and foremost is one of the keys to the long term performance expectations of the strategy.

The WST Asset Manager – U.S. Bond Fund’s (the “Bond Fund”) investment process allocates assets between high-yield securities and investment grade securities using a proprietary quantitative model. This strategy employs a combination of short-, intermediate-, and long-term trend-following techniques to identify periods of favorable or unfavorable market conditions for high-yield and investment grade securities. In allocating portfolio investments between high-yield securities and investment grade securities, the Advisor may consider multiple factors, including those related to credit, duration, Federal Reserve policy and the Advisor’s expectations for the future course of interest rates and the then-prevailing price and yield levels in the debt market. The Advisor selects securities for their potential for interest income, capital appreciation, or both.

As of February 28, 2015, the Bond Fund had net assets of $55.67 million and they were allocated 78% to the high-yield securities, 20% to investment grade securities and 2% to cash equivalents.

During the period beginning September 30, 2014 (the commencement of Fund operations) and ended February 28, 2015, the net asset value per share of the Institutional Class of the Bond Fund rose from $10.00 to $10.03 (adjusted for distributions), for a total return of 0.50%. During this time, the Barclays U.S. Aggregate Bond Index gained 2.95%.

The Bond Fund lagged the Barclays U.S. Aggregate Bond Index due to the timing of the investment of the initial proceeds and the volatile nature of the primary asset classes subsequent to inception. The tactical nature of the Bond Fund can lead to underperformance in volatile markets with no clear trend. We believe the recent volatility was brought on by the markets perception of upcoming Federal Reserve action in investment grade securities and the energy sector within high yield securities. Energy prices had started to tumble in July and had fallen about 50% from the June peak by the end of 2014. The Bloomberg Energy Sector High Yield Index was negative by 8.25% for the five months ended February 28, 2015.

In conclusion, markets change over time, and although we may not know when these changes will occur, we do know that changing markets bring new investment opportunities. The WST Asset Manager Funds aim to capitalize on these opportunities as they arise. We look forward to providing you with Funds that we believe will capture the benefits of rules-based investing founded on sound academic and industry research.

Sincerely,

Roger H. Scheffel Jr., Portfolio Manager
Wilbanks, Smith & Thomas Asset Management, LLC

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. For performance information current to the most recent month-end, please call 1-866-515-4626.

An investor should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. Each Fund’s prospectus contains this and other important information. To obtain a copy of each Fund’s prospectus please call 1-866-515-4626 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Funds are distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the Advisor’s current opinions and views of the financial markets. Although the Advisor believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed.

WST ASSET MANAGER – U.S. EQUITY FUND
PERFORMANCE INFORMATION
February 28, 2015 (Unaudited)

Comparison of the Change in Value of a $100,000 Investment in
WST Asset Manager - U.S. Equity Fund -
Institutional Class(a) and the S&P 500® Index

Average Annual Total Returns(b) (for the periods ended February 28, 2015)
	1 Year	Since Inception(c)
WST Asset Manager - U.S. Equity Fund - Institutional Class	7.77%	10.44%
WST Asset Manager - U.S. Equity Fund - Investor Class	7.60%	10.20%
S&P 500® Index	15.51%	16.97%

(a)
The line graph above represents performance of the Institutional Class only, which will vary from the performance of the Investor Class based on the difference in fees paid by shareholders in the different classes.

(b)	Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemptions of Fund shares.

(c)	The Fund commenced operations on December 16, 2013.

WST ASSET MANAGER – U.S. BOND FUND
PERFORMANCE INFORMATION
February 28, 2015 (Unaudited)

Comparison of the Change in Value of a $100,000 Investment in WST Asset
Manager - U.S. Bond Fund - Institutional Class(a), the Barclays U.S. Corporate
High Yield Bond Index* and the Barclays U.S. Aggregate Bond Index

Total Returns(b) (for the period ended February 28, 2015)
Since Inception(c)
WST Asset Manager - U.S. Bond Fund - Institutional Class	0.50%
WST Asset Manager - U.S. Bond Fund - Investor Class	0.46%
Barclays U.S. Corporate High Yield Bond Index	2.05%
Barclays U.S. Aggregate Bond Index	2.95%

(a)
The line graph above represents performance of the Institutional Class only, which will vary from the performance of the Investor Class based on the difference in fees paid by shareholders in the different classes.

(b)	Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes dividends or distributions, if any, are reinvested in shares of the Fund.

(c)	Represents the period from the commencement of operations (September 30, 2014) through February 28, 2015.

*
The Barclays U.S. Corporate High Yield Bond Index is an unmanaged index generally representative of fixed-rate, non-investment-grade debt. Because the Fund has a tactical high yield strategy, this index is believed to be a more appropriate broad-based securities market index against which to compare the Fund’s performance than the Barclays U.S. Aggregate Bond Index, which represents a broader range of fixed-income securities and is not as representative of the Fund’s portfolio.

WST ASSET MANAGER – U.S. EQUITY FUND
PORTFOLIO INFORMATION
February 28, 2015 (Unaudited)

Sector Diversification
 (% of Total Investments)

WST ASSET MANAGER – U.S. BOND FUND
PORTFOLIO INFORMATION
February 28, 2015 (Unaudited)

Investment Strategy Allocation
 (% of Total Investments)

WST ASSET MANAGER – U.S. EQUITY FUND
SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited)

EXCHANGE-TRADED FUNDS — 98.2%	Shares	Value
Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF	17,700	$1,623,072
Guggenheim S&P 500® Equal Weight Consumer Staples ETF	14,590	1,599,356
Guggenheim S&P 500® Equal Weight Health Care ETF	49,880	7,570,787
Guggenheim S&P 500® Equal Weight Technology ETF	16,826	1,592,076
Guggenheim S&P 500® Equal Weight Utilities ETF	20,724	1,582,070
iShares Floating Rate Bond ETF	12,495	632,747
PIMCO Total Return Exchange-Traded Fund	11,540	1,263,976
Total Exchange-Traded Funds (Cost $15,078,800)		$15,864,084

MONEY MARKET FUNDS — 5.1%	Shares	Value
Fidelity Institutional Government Portfolio - Class I, 0.01% (a)	282,270	$282,270
First American Treasury Obligations Fund - Class Z, 0.00% (a)	274,298	274,298
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.01% (a)	274,298	274,298
Total Money Market Funds (Cost $830,866)		$830,866

Total Investments at Value — 103.3% (Cost $15,909,666)		$16,694,950

Liabilities in Excess of Other Assets — (3.3%)		(533,972)

Net Assets — 100.0%		$16,160,978

(a)	The rate shown is the 7-day effective yield as of February 28, 2015.

See accompanying notes to financial statements.

WST ASSET MANAGER – U.S. BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited)

EXCHANGE-TRADED FUNDS — 58.4%	Shares	Value
iShares iBoxx $ High Yield Corporate Bond ETF	176,400	$16,211,160
SPDR Barclays High Yield Bond ETF	410,000	16,309,800
Total Exchange-Traded Funds (Cost $31,781,185)		$32,520,960

OPEN-END MUTUAL FUNDS — 39.7%	Shares	Value
AB High Income Fund, Inc.	446,740	$4,051,931
BlackRock High Yield Bond Portfolio - Institutional Class	381,573	3,060,217
Eaton Vance Income Fund of Boston - Class A	458,147	2,735,140
Ivy High Income Fund - Class I	1	9
JPMorgan High Yield Fund - Select Class	394,815	3,059,813
Northeast Investors Trust	182,117	1,034,425
PIMCO High Yield Fund - Class D	544,261	5,083,395
RidgeWorth High Income Fund - I Shares	455,019	3,071,380
Total Exchange-Traded Funds (Cost $21,799,202)		$22,096,310

MONEY MARKET FUNDS — 1.7%	Shares	Value
Fidelity Institutional Government Portfolio - Class I, 0.01% (a)	326,765	$326,765
First American Treasury Obligations Fund - Class Z, 0.00% (a)	316,683	316,683
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.01% (a)	316,683	316,683
Total Money Market Funds (Cost $960,131)		$960,131

Total Investments at Value — 99.8% (Cost $54,540,518)		$55,577,401

Other Assets in Excess of Liabilities — 0.2%		96,689

Net Assets — 100.0%		$55,674,090

(a)	The rate shown is the 7-day effective yield as of February 28, 2015.

See accompanying notes to financial statements.

WST INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
February 28, 2015 (Unaudited)

	WST Asset Manager - U.S. Equity Fund	WST Asset Manager - U.S. Bond Fund
ASSETS
Investments in securities:
At acquisition cost	$15,909,666	$54,540,518
At value (Note 2)	$16,694,950	$55,577,401
Dividends receivable	1,803	69,903
Receivable for investment securities sold	5,474,244	—
Receivable for capital shares sold	—	154,749
Receivable from Advisor (Note 4)	1,856	—
Other assets	25,003	21,621
TOTAL ASSETS	22,197,856	55,823,674

LIABILITIES
Payable for investment securities purchased	6,027,142	66,958
Payable for capital shares redeemed	—	30,970
Payable to Advisor (Note 4)	—	24,894
Payable to administrator (Note 4)	7,150	9,000
Accrued distribution fees (Note 4)	112	7,755
Other accrued expenses	2,474	10,007
TOTAL LIABILITIES	6,036,878	149,584

NET ASSETS	$16,160,978	$55,674,090

NET ASSETS CONSIST OF:
Paid-in capital	$15,137,558	$55,416,126
Accumulated (distributions in excess of) net investment income	(27,660)	134,237
Accumulated net realized gains (losses) from security transactions	265,796	(913,156)
Net unrealized appreciation on investments	785,284	1,036,883
NET ASSETS	$16,160,978	$55,674,090

PRICING OF INSTITUTIONAL SHARES
Net assets applicable to Institutional Shares	$15,151,200	$14,680,997
Shares of Institutional Shares outstanding (no par value, unlimited number of shares outstanding)	1,358,430	1,463,137
Net asset value, offering and redemption price per share (Note 2)	$11.15	$10.03

PRICING OF INVESTOR SHARES
Net assets applicable to Investor Shares	$1,009,778	$40,993,093
Shares of Investor Shares outstanding (no par value, unlimited number of shares outstanding)	90,566	4,087,062
Net asset value, offering and redemption price per share (Note 2)	$11.15	$10.03

See accompanying notes to financial statements.

WST INVESTMENT TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended February 28, 2015(a) (Unaudited)

	WST Asset Manager - U.S. Equity Fund	WST Asset Manager - U.S. Bond Fund
INVESTMENT INCOME
Dividends	$99,165	$459,662

EXPENSES
Investment advisory fees (Note 4)	50,617	112,305
Registration and filing fees	22,459	17,752
Distribution fees, Investor Class (Note 4)	585	34,676
Administration fees (Note 4)	12,500	18,910
Fund accounting fees (Note 4)	16,199	14,371
Professional fees	17,694	11,734
Transfer agent fees, Institutional Class (Note 4)	6,000	5,000
Transfer agent fees, Investor Class (Note 4)	6,000	5,000
Insurance expense	4,435	3,105
Printing of shareholder reports	4,878	2,194
Postage and supplies	2,529	4,402
Custodian and bank service fees	3,093	3,520
Trustees’ fees (Note 4)	3,000	3,000
Other expenses	4,409	3,016
TOTAL EXPENSES	154,398	238,985
Fee waivers and expense reimbursements by the Adviser (Note 4)	(69,451)	—
NET EXPENSES	84,947	238,985

NET INVESTMENT INCOME	14,218	220,677

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) from investments	269,186	(908,856)
Net change in unrealized appreciation/depreciation on investments	372,924	1,036,883
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	642,110	128,027

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$656,328	$348,704

(a)	Except for WST Asset Manager - U.S. Bond Fund, which represents the period from the commencement of operations (September 30, 2014) through February 28, 2015.

See accompanying notes to financial statements.

WST INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	WST Asset Manager - U.S. Equity Fund		WST Asset Manager - U.S. Bond Fund
	Six Months Ended February 28, 2015 (Unaudited)	Period Ended August 31, 2014(a)	Period Ended February 28, 2015(b) (Unaudited)
FROM OPERATIONS
Net investment income	$14,218	$1,404	$220,677
Net realized gains (losses) from investments	269,186	95,582	(908,856)
Net change in unrealized appreciation/depreciation on investments	372,924	412,360	1,036,883
Net increase in net assets resulting from operations	656,328	509,346	348,704

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Institutional Shares	(41,293)	(5,281)	(25,738)
From net investment income, Investor Shares	(585)	(9)	(60,702)
From realized capital gains on security transactions, Institutional Shares	(91,983)	—	(1,084)
From realized capital gains on security transactions, Investor Shares	(3,103)	—	(3,216)
Decrease in net assets from distributions to shareholders	(136,964)	(5,290)	(90,740)

CAPITAL SHARE TRANSACTIONS
Institutional Shares
Proceeds from shares sold	3,689,150	11,175,321	14,955,157
Net asset value of shares issued in reinvestment of distributions	133,277	5,281	26,822
Payments for shares redeemed	(208,525)	(730,259)	(369,477)
Net increase in Institutional Shares net assets from capital share transactions	3,613,902	10,450,343	14,612,502

Investor Shares
Proceeds from shares sold	599,776	425,735	41,327,088
Net asset value of shares issued in reinvestment of distributions	3,688	9	63,918
Payments for shares redeemed	(19,878)	(36,017)	(587,382)
Net increase in Investor Shares net assets from capital share transactions	583,586	389,727	40,803,624

TOTAL INCREASE IN NET ASSETS	4,716,852	11,344,126	55,674,090
NET ASSETS
Beginning of period	11,444,126	100,000	—
End of period	$16,160,978	$11,444,126	$55,674,090

(a)	Represents the period from the commencement of operations (December 16, 2013) through August 31, 2014.

(b)	Represents the period from the commencement of operations (September 30, 2014) through February 28, 2015.

See accompanying notes to financial statements.

WST INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	WST Asset Manager - U.S. Equity Fund		WST Asset Manager - U.S. Bond Fund
	Six Months Ended February 28, 2015 (Unaudited)	Period Ended August 31, 2014(a)	Period Ended February 28, 2015(b) (Unaudited)
ACCUMULATED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$(27,660)	$—	$134,237

CAPITAL SHARE ACTIVITY
Institutional Shares
Shares sold	332,842	1,092,798	1,497,714
Shares reinvested	12,007	512	2,718
Shares redeemed	(19,063)	(70,166)	(37,295)
Net increase in shares outstanding	325,786	1,023,144	1,463,137
Shares outstanding, beginning of period	1,032,644	9,500	—
Shares outstanding, end of period	1,358,430	1,032,644	1,463,137

Investor Shares
Shares sold	53,591	41,416	4,139,816
Shares reinvested	332	1	6,476
Shares redeemed	(1,805)	(3,469)	(59,230)
Net increase in shares outstanding	52,118	37,948	4,087,062
Shares outstanding, beginning of period	38,448	500	—
Shares outstanding, end of period	90,566	38,448	4,087,062

(a)	Represents the period from the commencement of operations (December 16, 2013) through August 31, 2014.

(b)	Represents the period from the commencement of operations (September 30, 2014) through February 28, 2015.

See accompanying notes to financial statements.

WST ASSET MANAGER – U.S. EQUITY FUND
INSTITUTIONAL SHARES
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout each Period

	Six Months Ended February 28, 2015 (Unaudited)		Period Ended August 31, 2014(a)
Net asset value at beginning of period	$10.68		$10.00

Income from investment operations:
Net investment income (b)	0.01		0.01
Net realized and unrealized gains on investments	0.56		0.69
Total from investment operations	0.57		0.70

Less distributions:
From net investment income	(0.03)		(0.02)
From net realized gains	(0.07)		—
Total distributions	(0.10)		(0.02)

Net asset value at end of period	$11.15		$10.68

Total return (c)	5.35	%(d)	6.97	%(d)

Net assets at end of period	$15,151,200		$11,033,685

Ratios/supplementary data:
Ratio of total expenses to average net assets (e)	2.01	%(f)	2.85	%(f)
Ratio of net expenses to average net assets (e) (g)	1.25	%(f)	1.25	%(f)
Ratio of net investment income to average net assets (b) (g)	0.22	%(f)	0.03	%(f)
Portfolio turnover rate	158	%(d)	348	%(d)

(a)	Represents the period from the commencement of operations (December 16, 2013) through August 31, 2014.

(b)
Recognition of net investment income by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income or loss of the investment companies in which the Fund invests.

(c)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends and capital gain distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.

(d)	Not annualized.

(e)	Ratios do not include expenses of the investment companies in which the Fund invests.

(f)	Annualized.

(g)	Ratio was determined after advisory fee waivers and expense reimbursements (Note 4).

See accompanying notes to financial statements.

WST ASSET MANAGER – U.S. EQUITY FUND
INVESTOR SHARES
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout each Period

	Six Months Ended February 28, 2015 (Unaudited)		Period Ended August 31, 2014(a)
Net asset value at beginning of period	$10.68		$10.00

Income (loss) from investment operations:
Net investment loss (b)	(0.00	)(c)	(0.01)
Net realized and unrealized gains on investments	0.55		0.70
Total from investment operations	0.55		0.69

Less distributions:
From net investment income	(0.01)		(0.01)
From net realized gains	(0.07)		—
Total distributions	(0.08)		(0.01)

Net asset value at end of period	$11.15		$10.68

Total return (d)	5.18	%(e)	6.86	%(e)

Net assets at end of period	$1,009,778		$410,441

Ratios/supplementary data:
Ratio of total expenses to average net assets (f)	9.72	%(g)	15.21	%(g)
Ratio of net expenses to average net assets (f) (h)	1.50	%(g)	1.50	%(g)
Ratio of net investment loss to average net assets (b) (h)	(0.03	%)(g)	(0.28	%)(g)
Portfolio turnover rate	158	%(e)	348	%(e)

(a)	Represents the period from the commencement of operations (December 16, 2013) through August 31, 2014.

(b)
Recognition of net investment loss by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income or loss of the investment companies in which the Fund invests.

(c)	Amount rounds to less than $0.01 per share.

(d)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends and capital gain distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.

(e)	Not annualized.

(f)	Ratios do not include expenses of the investment companies in which the Fund invests.

(g)	Annualized.

(h)	Ratio was determined after advisory fee waivers and expense reimbursements (Note 4).

See accompanying notes to financial statements.

WST ASSET MANAGER – U.S. BOND FUND
INSTITUTIONAL SHARES
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout the Period

	Period Ended February 28, 2015(a) (Unaudited)
Net asset value at beginning of period	$10.00

Income from investment operations:
Net investment income (b)	0.05
Net realized and unrealized gains on investments	0.00	(c)
Total from investment operations	0.05

Less distributions:
From net investment income	(0.02)
From net realized gains	(0.00	)(c)
Total distributions	(0.02)

Net asset value at end of period	$10.03

Total return (d)	0.50	%(e)

Net assets at end of period	$14,680,997

Ratios/supplementary data:
Ratio of total expenses to average net assets (f)	1.14	%(g)
Ratio of net investment income to average net assets (b)	1.38	%(g)
Portfolio turnover rate	432	%(e)

(a)	Represents the period from the commencement of operations (September 30, 2014) through February 28, 2015.

(b)
Recognition of net investment income by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income or loss of the investment companies in which the Fund invests.

(c)	Amount rounds to less than $0.01 per share.

(d)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends and capital gain distributions are reinvested in shares of the Fund. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.

(e)	Not annualized.

(f)	Ratio does not include expenses of the investment companies in which the Fund invests.

(g)	Annualized.

See accompanying notes to financial statements.

WST ASSET MANAGER – U.S. BOND FUND
INVESTOR SHARES
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout the Period

	Period Ended February 28, 2015(a) (Unaudited)
Net asset value at beginning of period	$10.00

Income from investment operations:
Net investment income (b)	0.04
Net realized and unrealized gains on investments	0.01
Total from investment operations	0.05

Less distributions:
From net investment income	(0.02)
From net realized gains	(0.00	)(c)
Total distributions	(0.02)

Net asset value at end of period	$10.03

Total return (d)	0.46	%(e)

Net assets at end of period	$40,993,093

Ratios/supplementary data:
Ratio of total expenses to average net assets (f)	1.33	%(g)
Ratio of net investment income to average net assets (b)	1.11	%(g)
Portfolio turnover rate	432	%(e)

(a)	Represents the period from the commencement of operations (September 30, 2014) through February 28, 2015.

(b)
Recognition of net investment income by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income or loss of the investment companies in which the Fund invests.

(c)	Amount rounds to less than $0.01 per share.

(d)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends and capital gain distributions are reinvested in shares of the Fund. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.

(e)	Not annualized.

(f)	Ratio does not include expenses of the investment companies in which the Fund invests.

(g)	Annualized.

See accompanying notes to financial statements.

WST INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
February 28, 2015 (Unaudited)

1.	Organization

WST Asset Manager – U.S. Equity Fund and WST Asset Manager – U.S. Bond Fund (individually, a “Fund” and collectively, the “Funds”) are each a non-diversified series of WST Investment Trust (the “Trust”), an open-end management investment company organized as a Delaware statutory trust and registered under the Investment Company Act of 1940 (the “1940 Act”).

WST Asset Manager – U.S. Equity Fund’s investment objective is to seek long-term capital appreciation, while maintaining a secondary emphasis on generating income.

WST Asset Manager – U.S. Bond Fund’s investment objective is to seek total return from income and capital appreciation.

Each Fund offers two classes of shares (each a “Class” and collectively the “Classes”): Institutional Shares (sold without any sales loads or distribution fees, but available only to institutional investors and certain broker-dealers and financial institutions that have entered into appropriate arrangements with the Fund) and Investor Shares (sold without any sales loads, but subject to a distribution fee of up to 0.25% of the average annual daily net assets attributable to Investor Shares). Each share class represents an ownership interest in the same investment portfolio.

WST Asset Manager – U.S. Equity Fund commenced operations on December 16, 2013. WST Asset Manager – U.S. Bond Fund commenced operations on September 30, 2014.

All costs incurred by the Funds in connection with its organization and offering of shares were borne by Wilbanks, Smith & Thomas Asset Management, LLC (the “Advisor”). Such expenses are not subject to repayment by the Funds to the Advisor.

2.	Significant Accounting Policies

As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Funds follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The following is a description of the Funds’ significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – The Funds’ portfolio securities are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business. The pricing and valuation of each Fund’s securities is determined in good faith in accordance with procedures established by, and under the direction of, the Trust’s Board of Trustees (the “Board”). In determining the value of the Funds’ assets, portfolio securities are generally valued at market using quotations from the primary market in which they are traded.

WST INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

The Funds normally use third party pricing services to obtain market quotations. To the extent the assets of a Fund are invested in other open-end investment companies that are registered under the 1940 Act and are not traded on a market, the Fund’s net asset value per share (“NAV”) is calculated based upon the NAVs reported by such registered open-end investment companies, and the prospectuses for these companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Securities and assets for which market quotations are not readily available or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board. Fair value pricing may be used, for example, in situations where (i) portfolio securities, such as securities with small capitalizations, are so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to change the value of the portfolio security prior to the calculation of the Funds’ NAVs; (iii) the exchange on which the portfolio security is principally traded closes early; or (iv) trading of the particular portfolio security is halted during the day and does not resume prior to the calculation of the Funds’ NAVs. In such cases, a portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures, and the fair value price may differ substantially from the price at which the security may ultimately be traded or sold. Fair valued securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

WST INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

The following is a summary of the inputs used to value each Fund’s investments as of February 28, 2015:

WST Asset Manager – U.S. Equity Fund	Level 1	Level 2	Level 3	Total
Investments in Securities:
Exchange-Traded Funds	$15,864,084	$—	$—	$15,864,084
Money Market Funds	830,866	—	—	830,866
Total	$16,694,950	$—	$—	$16,694,950

WST Asset Manager – U.S. Bond Fund	Level 1	Level 2	Level 3	Total
Investments in Securities:
Exchange-Traded Funds	$32,520,960	$—	$—	$32,520,960
Open-End Mutual Funds	22,096,310	—	—	22,096,310
Money Market Funds	960,131	—	—	960,131
Total	$55,577,401	$—	$—	$55,577,401

As of February 28, 2015, the Funds did not have any transfers into and out of any Level. The Funds did not hold any derivatives or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of February 28, 2015. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

Share valuation – The net asset value per share of each class of each Fund is calculated as of the close of trading on the NYSE (normally 4:00 p.m., Eastern time) on each day the NYSE is open for business. The net asset value per share of each class of each Fund is calculated by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The offering price and redemption price per share of each class of each Fund is equal to the net asset value per share of such class.

Security transactions and investment income – Security transactions are accounted for on their trade date. Cost of securities sold is determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned and includes amortization of discounts and premiums.

WST INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

Allocation between classes – Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares of a Fund based upon its proportionate share of total net assets. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares of a Fund based upon its proportionate share of total net assets.

Distributions to shareholders – Dividends arising from net investment income are declared and paid annually to shareholders of WST Asset Manager – U.S. Equity Fund; and declared and paid quarterly to shareholders of WST Asset Manager – U.S. Bond Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized capital gains are determined in accordance with income tax regulations, which may differ from GAAP, and are recorded on the ex-dividend date. The tax character of distributions paid to shareholders of each Fund during the periods ended February 28, 2015 and August 31, 2014 was ordinary income.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax – Each Fund has qualified and intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986 (the “Code”). Qualification generally will relieve each Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

WST INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

The following information is computed on a tax basis for each item as of February 28, 2015:

	WST Asset Manager – U.S. Equity Fund	WST Asset Manager – U.S. Bond Fund
Tax cost of portfolio investments	$15,909,666	$54,740,435
Gross unrealized appreciation	$793,655	$836,966
Gross unrealized depreciation	(8,371)	—
Net unrealized appreciation on investments	785,284	836,966
Other gains (losses)	265,796	(713,238)
Other temporary differences	(27,660)	134,236
Total distributable earnings	$1,023,420	$257,964

The difference between the federal income tax cost of portfolio investments and the financial statement cost of portfolio investments for the WST Asset Manager – U.S. Bond Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Funds’ tax positions for the current tax year and for the tax period ended August 31, 2014 and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

3.	Investment Transactions

During the period ended February 28, 2015, the cost of purchases of investment securities and the proceeds from sales of investment securities, other than short-term investments, amounted to $25,234,111 and $21,287,812, respectively, for WST Asset Manager – U.S. Equity Fund and $174,263,377 and $119,795,460, respectively, for WST Asset Manager – U.S. Bond Fund.

4.	Transactions with Related Parties

The Managing Principal and Chief Investment Officer of the Advisor and the chair of its Investment Committee is also the President and a Trustee of the Trust. Certain other officers of the Trust are also officers of the Advisor, or of Ultimus Fund Solutions, LLC (“Ultimus”), the Trust’s administrator, transfer agent, and fund accounting agent, or of Ultimus Fund Distributors, LLC (“UFD”), the principal underwriter and exclusive agent for the distribution of shares of the Funds.

WST INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

COMPENSATION OF TRUSTEES
Trustees of the Trust who are affiliated with the Advisor receive no salary from the Trust. Each Trustee who is not affiliated with the Advisor receives a fee of $2,000 each year plus $500 per meeting attended in person and $200 per meeting attended by telephone. The Funds reimburse each Trustee and officer of the Trust for his or her travel and other expenses related to attendance at Board or committee meetings.

INVESTMENT ADVISORY AGREEMENT
Each Fund’s investments are managed by the Advisor pursuant to the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, WST Asset Manager – U.S. Equity Fund pays the Advisor an advisory fee, computed and accrued daily and paid monthly, at the annual rate of 0.75% of its average daily net assets and WST Asset Manager – U.S. Bond Fund pays the Advisor an advisory fee, computed and accrued daily and paid monthly, at the annual rate of 0.60% of its average daily net assets.

The Advisor has entered into an Expense Limitation Agreement with the Trust under which it has agreed to waive its fees and to assume other expenses of WST Asset Manager – U.S. Equity Fund, if necessary, in an amount that limits the annual operating expenses of the Fund (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, acquired fund fees and expenses and payments, if any, under a Rule 12b-1 distribution plan) to not more than 1.25% of the average daily net assets allocable to each Class until January 1, 2016. Accordingly, during the period ended February 28, 2015, the Advisor waived $38,115 of its advisory fees and reimbursed $13,423 of Institutional Shares expenses and $17,913 of Investor Shares expenses for WST Asset Manager – U.S. Equity Fund. The Advisor has entered into an Expense Limitation Agreement with the Trust under which it has agreed to waive its fees and to assume other expenses of WST Asset Manager – U.S. Bond Fund, if necessary, in an amount that limits the annual operating expenses of the Fund (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, acquired fund fees and expenses and payments, if any, under a Rule 12b-1 distribution plan) to not more than 1.15% of the average daily net assets allocable to each Class until September 30, 2017. There were no fee waivers or reimbursements required for WST Asset Manager – U.S. Bond Fund during the period ended February 28, 2015. Any fee waivers and expense reimbursements by the Advisor are not subject to recoupment. It is expected that each Fund’s Expense Limitation Agreement will continue from year-to-year provided such continuance is approved by the Board. The Board may terminate the Expense Limitation Agreement of either Fund at any time. The Advisor may also terminate each Fund’s Expense Limitation Agreement at the end of the then-current term upon not less than 90 days’ notice to the Trust.

WST INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

OTHER SERVICE PROVIDERS
Ultimus provides fund administration, fund accounting and transfer agency services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for such services. In addition, the Funds pay out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing the Funds’ portfolio securities.

DISTRIBUTION PLAN
Each Fund has adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act that allows Investor Shares of each Fund to pay for certain expenses related to the distribution of such Shares, including, but not limited to, payments to securities dealers and other persons (including UFD and its affiliates) who are engaged in the sale of Investor Shares of the Funds or who render shareholder support services not otherwise provided by Ultimus. The annual limitation for payment of expenses pursuant to the Plan is 0.25% per annum of each Fund’s average daily net assets allocable to Investor Shares. During the period ended February 28, 2015, $585 and $34,676 of expenses were incurred under the Plan by Investor Shares of WST Asset Manager – U.S. Equity Fund and WST Asset Manager – U.S. Bond, respectively.

DISTRIBUTION AGREEMENT
Under the terms of a Distribution Agreement with the Trust, UFD serves as the principal underwriter to the Funds. UFD is a wholly-owned subsidiary of Ultimus.

5.	Investment in Other Investment Companies

Each Fund may invest a significant portion of its assets in shares of one or more investment companies (i.e., money market mutual funds and exchange-traded funds (“ETFs”)). The Funds will incur additional indirect expenses due to acquired fund fees and other costs to the extent it invests in shares of other investment companies. From time to time, each Fund may invest greater than 25% of its net assets in one or more investment companies. As of February 28, 2015, the Guggenheim S&P 500® Equal Weight Health Care ETF represented 46.8% of WST Asset Manager – U.S. Equity Fund’s net assets and the iShares iBoxx High Yield Corporate Bond ETF and the SPDR Barclays High Yield Bond ETF represented 29.1% and 29.3%, respectively, of WST Asset Manager – U.S. Bond Fund’s net assets. Additional information for these securities, including their financial statements, is available from the Securities and Exchange Commission’s website at www.sec.gov. As of February 28, 2015, WST Asset Manager – U.S. Equity Fund had 98.2% of the value of its net assets invested in ETFs and WST Asset Manager – U.S. Bond Fund had 58.4% and 39.7% of the value of its net assets invested in ETFs and open-end mutual funds, respectively.

WST INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

6.	Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio would be adversely affected. As of February 28, 2015, WST Asset Manager – U.S. Equity Fund had 46.8% of the value of its net assets invested in an ETF that is concentrated in the Health Care sector.

7.	Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.

8.	Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events except as reflected in the following paragraph:

At meeting held on April 14, 2015, the Board authorized and approved a change to the benchmark of WST Asset Manager – U.S. Bond Fund from the Barclays U.S. Aggregate Bond Index to the Barclays U.S. Corporate High Yield Bond Index. The Barclays U.S. Corporate High Yield Bond Index is an unmanaged index generally representative of fixed-rate, non-investment-grade debt. Because the Fund has a tactical high yield strategy, this index is believed to be a more appropriate broad-based securities market index against which to compare the Fund’s performance than the Barclays U.S. Aggregate Bond Index, which represents a broader range of fixed-income securities and is not as representative of the Fund’s portfolio.

WST INVESTMENT TRUST
ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Funds, you incur ongoing costs, including management fees, class specific expenses (such as Rule 12b-1 distribution fees) and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table that follows are based on an investment of $1,000 made at the beginning of the most recent period (September 1, 2014 and September 30, 2014 for WST Asset Manager – U.S. Equity Fund and WST Asset Manager – U.S. Bond Fund, respectively) and held until the end of the period (February 28, 2015).

The table that follows illustrates each Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare each Fund’s ongoing costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Funds’ actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge transactions fees, such as purchase or redemptions fees, and do not charge a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about each Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to each Fund’s prospectus.

WST INVESTMENT TRUST
ABOUT YOUR FUND’S EXPENSES (Unaudited) (Continued)

WST Asset Manager - U.S. Equity Fund	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Net Expense Ratio(a)	Expenses Paid During Period(b)
Institutional Class
Actual Fund Return	$1,000.00	$1,053.50	1.25%	$6.36
Hypothetical 5% Return (before expenses)	$1,000.00	$1,018.60	1.25%	$6.26
Investor Class
Actual Fund Return	$1,000.00	$1,051.80	1.50%	$7.63
Hypothetical 5% Return (before expenses)	$1,000.00	$1,017.36	1.50%	$7.50

(a)	Annualized, based on the Fund’s most recent one-half year expenses.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

WST Asset Manager - U.S. Bond Fund	Beginning Account Value September 1, 2014(a)	Ending Account Value February 28, 2015	Net Expense Ratio(b)	Expenses Paid During Period(c)
Institutional Class
Actual Fund Return	$1,000.00	$1,005.00	1.14%	$4.73
Hypothetical 5% Return (before expenses)	$1,000.00	$1,019.14	1.14%	$5.71
Investor Class
Actual Fund Return	$1,000.00	$1,004.60	1.33%	$5.51
Hypothetical 5% Return (before expenses)	$1,000.00	$1,018.20	1.33%	$6.66

(a)	Beginning Account Value is as of September 30, 2014 (date of commencement of operations for each class) for the Actual Fund Return information.

(b)	Annualized, based on the Fund’s expenses during the period since commencement of operations.

(c)
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 151/365 (to reflect the period since inception) and 181/365 (to reflect the one-half year period), for Actual Fund Return and Hypothetical 5% Return information, respectively.

WST INVESTMENT TRUST
OTHER INFORMATION (Unaudited)

The Trust files a complete listing of each Fund’s portfolio holdings with the Securities and Exchange Commission (the “SEC”) as of the end of the first and third quarters of each fiscal year on Form N-Q. These filings are available free of charge upon request by calling the Trust toll-free at 1-866-515-4626. Furthermore, you may obtain a copy of these filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling the Trust toll-free at 1-866-515-4626, or on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent period ended June 30 is available without charge upon request by calling the Trust toll-free at 1-866-515-4626, or on the SEC’s website at http://www.sec.gov.

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Item 2. Code of Ethics.

Not required

Item 3. Audit Committee Financial Expert.

Not required

Item 4. Principal Accountant Fees and Services.

Not required

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s Committee of Independent Trustees shall review shareholder recommendations for nominations to fill vacancies on the registrant’s board of trustees if such recommendations are submitted in writing and addressed to the Committee at the registrant’s offices. The Committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WST Investment Trust

By (Signature and Title)*		/s/ Wayne F. Wilbanks
Wayne F. Wilbanks, President

Date	May 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Wayne F. Wilbanks
Wayne F. Wilbanks, President

Date	May 1, 2015

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer

Date	May 1, 2015

* Print the name and title of each signing officer under his or her signature.